Note 10 - Financial Instruments - Fair Value of Company's Liabilities (Details) - Interest Rate Swap [Member] - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Interest rate swap contracts	$ 103,866	$ 246,082
Fair Value, Inputs, Level 1 [Member]
Interest rate swap contracts
Fair Value, Inputs, Level 2 [Member]
Interest rate swap contracts	103,866	246,082
Fair Value, Inputs, Level 3 [Member]
Interest rate swap contracts